Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies.
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of working capital loans, if any, are entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to shares of Ordinary shares) pursuant to a registration rights agreement dated September 1, 2021. These holders are entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the final prospectus relating to the IPO to purchase up to 1,650,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions.

On August 30, 2021, the underwriters notified the Company of their intention to partially exercise their over-allotment option and partially exercised 1,500,000 Units and the remaining Units went un-exercised on expiry of 45 days. Accordingly, on September 1, 2021, the Company consummated the sale of an additional 1,500,000 Units to the public, at $10.00 per Unit for an aggregate purchase price of $15,000,000.

The underwriters were paid a cash underwriting discount of $0.175 per unit, or $2,187,500 in the aggregate at the closing of the IPO (which includes amounts related to the partial exercise of the over-allotment option). In addition, the underwriters are entitled to a deferred underwriting commissions of $0.35 per unit, or $4,375,000 in the aggregate from the closing of the IPO ((which includes amounts related to the partial exercise of the over-allotment option). The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Representative Shares

In September 2021, the Company issued to the designees of the underwriter 62,500 ordinary shares (the “Representative Shares”). The Company accounted for the Representative Shares as an offering cost of the IPO, with a corresponding credit to shareholders’ equity. The Company estimated the fair value of the Representative Shares to be $7.362 per share ($460,125 in the aggregate) based upon the price of the Founder Shares issued to the anchor investors (see Note 5). The holders of the Representative Shares have agreed not to transfer, assign, or sell any such shares until the completion of a Business Combination. In addition, the holders have agreed (i) to waive their conversion rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of a Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete a Business Combination within the Combination Period.

Please see Note 9 for valuation methodology and assumptions of the Representative Shares.